Licenses and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Licenses
Licenses
Licenses

	U.S.		Non-Reportable
(Dollars in thousands)	Cellular (1)	TDS Telecom	segment (2)	Total

Balance December 31, 2010	$1,457,326	$2,800	$—	$1,460,126
Acquisitions (3)	4,406	—	15,220	19,626
Exchanges	11,842	—	—	11,842
Other	2,420	—	—	2,420
Balance December 31, 2011	$1,475,994	$2,800	$15,220	$1,494,014

Balance December 31, 2009	$1,440,225	$2,800	$—	$1,443,025
Acquisitions	17,101	—	—	17,101
Balance December 31, 2010	$1,457,326	$2,800	$—	$1,460,126

  Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

  ''Non-Reportable segment'' consists of amounts related to Suttle-Straus and Airadigm. See Note 8 — Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

  Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet.

  Remaining goodwill at TDS Telecom is attributed to the ILEC business segment.

  Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.

Goodwill
Goodwill
Goodwill

	U.S.	TDS	Non-Reportable
(Dollars in thousands)	Cellular (1)	Telecom (4)	segment (2)	Total

Assigned value at time of acquisition	$622,681	$465,312	$3,802	$1,091,795
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2010	288,781	435,872	3,802	728,455
Acquisitions	—	68,107	515	68,622
Balance December 31, 2011	$288,781	$503,979	$4,317	$797,077

Assigned value at time of acquisition	$617,222	$450,156	$3,802	$1,071,180
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2009	283,322	420,716	3,802	707,840
Acquisitions	—	15,156	—	15,156
Other (5)	5,459	—	—	5,459
Balance December 31, 2010	$288,781	$435,872	$3,802	$728,455

  Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

  ''Non-Reportable segment'' consists of amounts related to Suttle-Straus and Airadigm. See Note 8 — Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

  Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet.

  Remaining goodwill at TDS Telecom is attributed to the ILEC business segment.

  Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.